Financial risk management objectives and policies (Details 2) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other Loans And Borrowings	$ 42,996,646,000	$ 76,933,936,000
Trade And Other Payables	2,721,562,000	3,842,213,000
Financial Liabilities	45,718,208,000	80,776,149,000
Less than 3 Months
Statement [Line Items]
Other Loans And Borrowings	311,961,000
Trade And Other Payables	2,721,562,000	3,842,213,000
Financial Liabilities	3,033,523,000	10,650,164,000
3 to 12 Months
Statement [Line Items]
Other Loans And Borrowings	6,502,442,000	23,568,239,000
Trade And Other Payables	0	0
Financial Liabilities	6,502,442,000	23,568,239,000
More than a Year
Statement [Line Items]
Other Loans And Borrowings	36,182,243,000	46,557,746,000
Trade And Other Payables	0	0
Financial Liabilities	$ 36,182,243,000	$ 46,557,746,000